Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INTEGRITY FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2016
Williston Basin/Mid-North America Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in “The Shares Offered; Class A Shares” on page 32 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 33 of the prospectus and “Purchase and Redemption of Shares” on page B-50 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.76% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.76%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in “The Shares Offered; Class A Shares” on page 32 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 33 of the prospectus and “Purchase and Redemption of Shares” on page B-50 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the stock of domestic and foreign issuers that are participating or benefitting from the development of the resources in the Williston Basin area (as described below) and/or Mid-North America area, encompassing the states of Arkansas, Colorado, Illinois, Iowa, Kansas, Louisiana, Minnesota, Mississippi, Missouri, Montana, Nebraska, New Mexico, North Dakota, Oklahoma, South Dakota, Texas, Wisconsin, and Wyoming; and the Canadian provinces of Alberta, Manitoba, and Saskatchewan (herein referred to as the "Region"); the "Williston Basin area" specifically encompasses western North Dakota, northwestern South Dakota, eastern Montana, the southern portion of the Canadian province of Saskatchewan, and the southwestern portion of the Canadian province of Manitoba. To pursue this strategy, the Fund invests primarily in companies that are (i) headquartered or maintain their principal place of business in the Region, or (ii) during the issuer's most recent fiscal year, derived at least 50% of their revenues from goods produced or sold, investments made, or services performed in the Region, or (iii) during the issuer's most recent fiscal year, have at least 50% of their assets in the Region, each as determined at the time of purchase.

The Fund may invest in companies that have recently commenced operations and do not have significant revenues (development stage companies). The Fund's investment adviser, Viking Fund Management, LLC (the "Investment Adviser") will invest a significant amount of the Fund's assets (although not exclusively) in companies it believes to have investment potential in the natural resources area (primarily energy and to a lesser extent, agriculture and minerals), as well as in the companies that serve these sectors and/or service the Region.

		The Fund's portfolio management team considers a variety of factors when choosing investments for the Fund such as: (i) identifying companies and industries that appear to have the potential for above-average long-term performance based on projections of supply and demand of a resource and the state of the market; and/or (ii) identifying companies that are expected to show above-average growth over the long term as well as those that appear to be trading below their true worth. The Fund's portfolio management team may consider selling a security if, among other considerations, its business fundamentals have deteriorated.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the stock of domestic and foreign issuers that are participating or benefitting from the development of the resources in the Williston Basin area (as described below) and/or Mid-North America area, encompassing the states of Arkansas, Colorado, Illinois, Iowa, Kansas, Louisiana, Minnesota, Mississippi, Missouri, Montana, Nebraska, New Mexico, North Dakota, Oklahoma, South Dakota, Texas, Wisconsin, and Wyoming; and the Canadian provinces of Alberta, Manitoba, and Saskatchewan (herein referred to as the "Region"); the "Williston Basin area" specifically encompasses western North Dakota, northwestern South Dakota, eastern Montana, the southern portion of the Canadian province of Saskatchewan, and the southwestern portion of the Canadian province of Manitoba.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market and Economic Risk: The prices of the securities in which the Fund invests may fluctuate, at times dramatically, for a number of reasons, including: actual earnings that do not meet generally accepted forecasts or estimates of earnings; changes in the general interest rate environment that have a negative impact on the valuation of earnings; the market undervaluing the stocks in the Fund's portfolio; developments affecting particular issuers, industries, or geographic sectors; a general decline in the stock market; and social or political changes that alter investors' future expectations of company earnings.

Style Risk: The Fund is managed according to a growth investing style, and therefore is subject to the risks associated with this style. One risk is that a growth investing style may fall out of favor with investors for a period of time during which the Fund may underperform other funds that employ a different style. In addition, growth stocks typically are more volatile than value stocks due to their relatively high valuations and sensitivity to investor perceptions of the issuer's growth potential. As a result, the price of a growth stock may experience a larger decline on a forecast of lower earnings or other negative development, than would a value stock. Furthermore, because the value of growth companies is a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

Geographic or Regional Risk: The Fund is managed to take advantage of what the Investment Adviser views as unique opportunities within the Region. The geographic limitations of such an approach pose special risks that should be understood by investors. Geographic limitations prevent the Fund from investing in other places where the opportunities may be greater. The economy of the Region may underperform that of other areas, creating a drag on performance relative to more geographically diverse funds. The geographic limitation may limit the degree of business diversification of the Fund, thus making returns more volatile than in more geographically diversified investments.

Sector and Sector Weightings Risk: Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector and the securities of companies in that sector could react similarly to these or other developments. Since the Fund invests significantly in relatively few sectors, primarily the energy sector, it has more exposure to the price movements of this sector than funds that diversify their investments among many sectors.

Regulatory Risk: The Fund may invest in companies that are subject to significant federal, state, and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained, and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions, or both. Stricter laws, regulations, or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of a significant number of the companies in which the Fund invests.

Risks of the Energy Sector: The Fund may invest significantly in securities of companies in the energy sector. The energy sector is often cyclical and highly dependent on commodities prices. Securities prices for companies in the energy sector are affected by a variety of factors related to worldwide energy prices, exploration costs, energy conservation efforts and production spending. The performance of these companies and the prices of these securities are subject to changes in currency exchange rates, government regulation, world events and weather, depletion of natural resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business. Securities of energy companies may be subject to swift price fluctuations as a result of these events, which may adversely affect the Fund. Recently, the price of oil, natural gas and other fossil fuels has declined significantly and experienced significant volatility, which has adversely impacted companies operating in the energy sector. There can be no assurance that the price of oil, natural gas and other fossil fuels will not decline further and have a further adverse effect. Moreover, due to the low value of oil and natural gas products, energy producers are increasingly burdened with debt and may seek bankruptcy relief. Additionally, oil and gas exploration and production can be significantly affected by natural disasters. Further, companies in the energy sector may be at an increased risk of civil liability and environmental damage claims, and are also subject to the risk of loss from terrorism.

Risks of Legislation and Regulatory Initiatives Relating to Hydraulic Fracturing: The Fund may invest in companies that engage in hydraulic fracturing. Federal and state legislation and regulatory initiatives relating to hydraulic fracturing (also referred to as "fracing") could result in increased costs and additional operating restrictions or delays affecting a significant portion of the companies in which the Fund invests. Hydraulic fracturing involves the injection of water, sand, and chemicals under pressure into rock formations to stimulate oil or natural gas production. Due to concerns raised relating to potential impacts of hydraulic fracturing on groundwater quality, regulations have been enacted at the federal level and legislative and regulatory efforts in some states have been initiated or implemented to render permitting, disclosure and compliance requirements more stringent for hydraulic fracturing or prohibit the activity altogether. Additionally, the Environmental Protection Agency has been, and continues to be involved in studies relating to hydraulic fracturing. Further, Congress has, from time to time, considered adoption of legislation to provide for federal regulation of hydraulic fracturing and to require the disclosure of chemicals used in the hydraulic fracturing process. Any federal, state or local laws, implementing regulations or other legal requirements imposing disclosure, regulatory or reporting obligations on, or otherwise limiting, the hydraulic fracturing process, may make it more difficult and expensive to perform hydraulic fracturing, which, for affected companies, could result in limitations on the productive capability of certain oil and gas wells, operational delays, and increased costs of compliance and doing business and, in addition, could adversely affect the value of such companies' securities.

Risks of the Agribusiness Sector: The Fund may invest in companies involved in agribusiness. Companies involved in agribusiness are subject to numerous risks, including cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, weather conditions, quotas, product liability litigation, and governmental policies, regulation and subsidies. Generally, agribusiness is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect agribusiness companies. Other risks of the agribusiness sector include consolidation, domestic and international politics, and excess capacity. In addition, agribusiness companies may be significantly affected by volatility of commodity prices, import controls, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Risks of the Basic Materials Sector: The Fund may invest in securities of companies in the basic materials sector. General risks of the basic materials sector include the general state of the economy, domestic and international politics, price and supply fluctuations, labor relations, government regulations, volatile interest rates, consumer spending trends, overall capital spending levels, and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, currency exchange rates, import controls, worldwide competition, depletion of resources, and mandated expenditures for safety and pollution control devices. These companies are also at risk for environmental damage and product liability claims.

Risks of Precious Metals: The Fund may invest in securities of companies involved in the precious metals business. Precious metals companies are subject to risks associated with the exploration, development, and production of precious metals including competition for land, difficulties in obtaining required governmental approval to mine land, inability to raise adequate capital, increases in production costs, and political unrest in nations where sources of precious metals are located. In addition, the price of gold and other precious metals is subject to wide fluctuations, can swing sharply in response to cyclical economic conditions, political events and the monetary policies of various countries, and may be influenced by limited markets, fabricator demand, expected inflation, return on assets, central bank demand, and availability of substitutes.

Risks of Metals and Mining: The Fund may invest in securities of companies involved in the metals and mining business. Risks of investing in metals and mining company stocks include inaccurate estimates of mineral reserves and future production levels, varying expectations of mine production costs, unexpected changes in mineral prices, technological and operational hazards in mining and mine development activities, increased regulatory and environmental costs, uncertainties inherent in the calculation of mineral reserves, mineral resources and metal recoveries, the timing and availability of financing, governmental, and other approvals, domestic and international politics, and mandated expenditures for safety and pollution control.

Risks of Development Stage and Small Cap Stocks: The Fund may invest in stocks of development stage and small capitalization companies, which involve substantial risks. These stocks may trade less frequently and in more limited volumes than stocks of other companies. As a result, these stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies and they may be expected to do so in the future. Moreover, start-up and other small companies may lack the competitive strengths of larger companies, may be dependent upon a small or inexperienced management group, and may have limited product lines, unproven track records, or inadequate capital reserves. Key information about these companies may be inaccurate or unavailable, and their earnings are less predictable than more established companies. Stocks of these companies may, therefore, be more vulnerable to adverse business or economic events than larger, more established companies. In addition, during any period when smaller companies' stocks fall behind other types of investments (bonds or large cap stocks, for instance) the portfolio's performance also will lag these investments.

Risks of Foreign Securities: The Fund may invest in securities of non-U.S. issuers, which have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations, and interruptions in currency flow. Investments in foreign securities also entail higher costs. The Fund's investments in foreign securities may be in the form of sponsored or unsponsored depositary receipts, such as American Depositary Receipts ("ADRs"), Global Depositary Receipts, and European Depositary Receipts. Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts.

High Portfolio Turnover Risk: The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. The effects of higher than normal portfolio turnover may adversely affect Fund performance.

Liquidity Risk: Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time.

Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

		Valuation Risk: The sales price the Fund could receive for any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the Fund. The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The table below shows the Fund’s average annual returns for 1, 5, and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance as well as a more specialized index comprised of companies included in the S&P Composite 1500 that are members of the energy sector. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

Effective November 10, 2008, the Fund changed its name from the Integrity Small Cap Growth Fund to the Williston Basin/Mid-North America Stock Fund. The Fund’s principal investment strategies were also changed significantly. With respect to periods prior to November 10, 2008, the performance figures included reflect the performance of the Fund prior to these changes.

Since August 1, 2009, the Fund has been managed by Viking Fund Management, LLC. The results from September 19, 2003 until July 31, 2009 were achieved while the Fund was managed by Integrity Money Management, Inc.

		The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The table below shows the Fund’s average annual returns for 1, 5, and 10 years, and since inception, and how they compare over the time periods indicated with those of a broad measure of market performance as well as a more specialized index comprised of companies included in the S&P Composite 1500 that are members of the energy sector.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-276-1262
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.integrityvikingfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Per Share Total Return per Calendar Year (Class A Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 29.97% (quarter ended December 31, 2010) and the lowest return for a quarter was -28.30% (quarter ended September 30, 2011).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2015)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The total returns below reflect current sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown here. After-tax returns shown here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class C shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown here. After-tax returns shown here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The total returns below reflect current sales charges.
Williston Basin/Mid-North America Stock Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
1 Year	rr_ExpenseExampleYear01	$ 641
3 Years	rr_ExpenseExampleYear03	945
5 Years	rr_ExpenseExampleYear05	1,280
10 Years	rr_ExpenseExampleYear10	2,276
1 Year	rr_ExpenseExampleNoRedemptionYear01	641
3 Years	rr_ExpenseExampleNoRedemptionYear03	945
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,280
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,276
2006	rr_AnnualReturn2006	7.73%
2007	rr_AnnualReturn2007	(0.92%)
2008	rr_AnnualReturn2008	(19.36%)
2009	rr_AnnualReturn2009	19.31%
2010	rr_AnnualReturn2010	47.43%
2011	rr_AnnualReturn2011	5.04%
2012	rr_AnnualReturn2012	0.19%
2013	rr_AnnualReturn2013	32.00%
2014	rr_AnnualReturn2014	(11.43%)
2015	rr_AnnualReturn2015	(25.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.30%)
1 Year	rr_AverageAnnualReturnYear01	(28.96%)
5 Years	rr_AverageAnnualReturnYear05	(5.99%)
10 Years	rr_AverageAnnualReturnYear10	2.85%
Since Inception	rr_AverageAnnualReturnSinceInception	5.56%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 1999
Williston Basin/Mid-North America Stock Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
1 Year	rr_ExpenseExampleYear01	$ 300
3 Years	rr_ExpenseExampleYear03	630
5 Years	rr_ExpenseExampleYear05	1,104
10 Years	rr_ExpenseExampleYear10	2,514
1 Year	rr_ExpenseExampleNoRedemptionYear01	200
3 Years	rr_ExpenseExampleNoRedemptionYear03	630
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,104
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,514
1 Year	rr_AverageAnnualReturnYear01	(26.26%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(26.04%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2014
Williston Basin/Mid-North America Stock Fund | Return After Taxes On Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(29.00%)
5 Years	rr_AverageAnnualReturnYear05	(3.18%)
10 Years	rr_AverageAnnualReturnYear10	0.92%
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 1999
Williston Basin/Mid-North America Stock Fund | Return After Taxes On Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(22.00%)
5 Years	rr_AverageAnnualReturnYear05	(1.96%)
10 Years	rr_AverageAnnualReturnYear10	2.49%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 1999
Williston Basin/Mid-North America Stock Fund | S&P Composite 1500 Energy TR Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(22.07%)
5 Years	rr_AverageAnnualReturnYear05	(0.76%)
10 Years	rr_AverageAnnualReturnYear10	3.67%
Since Inception	rr_AverageAnnualReturnSinceInception	7.58%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 1999
Williston Basin/Mid-North America Stock Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.48%
5 Years	rr_AverageAnnualReturnYear05	12.18%
10 Years	rr_AverageAnnualReturnYear10	7.35%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 1999

[1]	The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	Based on April 5, 1999.
[3]	Based on May 1, 2014.